Cost of Revenues (Details) - Schedule of Cost of Revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Cost Of Revenues Abstract
Salary and related expenses	$ 392
Consultants and subcontractors	112	5
Operating costs not attributed to projects (mainly salary and related expenses)	628	878
Cost of Revenues, Total	$ 1,132	$ 883